BUSINESS ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Mar. 31, 2025
Business Acquisitions And Goodwill
Schedule of business acquisitions and goodwill
	March 31,	March 31,
	2025	2024
Goodwill at MTM Animation	$895,467	$950,959

Schedule of purchase price allocation

Amounts
Working capital acquired	$896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,146
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399

Total consideration	$1,456,546